Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Transactions with Related Parties
36.	Transactions with Related Parties

(1)	List of related parties

Relationship	Company
Ultimate controlling entity	SK Inc.
Joint venture	UTC Kakao-SK Telecom ESG Fund
Associates	SK China Company Ltd. and 44 others
Others	The Ultimate controlling entity’s subsidiaries and associates and others
For the periods presented, the Group belongs to SK Group, a conglomerate as defined in the
Monopoly Regulation and Fair Trade Act of the Republic of Korea
. All of the other entities included in SK Group are considered related parties of the Group.

(2)	Compensation for the key management
The Parent Company considers registered directors who have substantial role and responsibility in planning, operations, and relevant controls of the business as key management. The compensation given to such key management for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Salaries	₩	5,673	4,139	3,487
Defined benefits plan expenses		1,362	1,005	761
Share option		977	2,542	1,598

	₩	8,012	7,686	5,846

Compensation for the key management includes salaries,
non-monetary
salaries, and defined benefits made in relation to the pension plan and compensation expenses related to share options granted.

(3)	Transactions with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)		2024
Scope	Company	Operating revenue and others		Operating expense and others (*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	₩	19,501	660,578	125,691

Associates	F&U Credit information Co., Ltd.		3,227	48,035	266
	SK AMERICAS Inc. (Formerly, SK USA Inc.)		649	5,462	—
	Daehan Kanggun BcN Co., Ltd.		9,551	—	—
	Others(*3)		10,154	13,051	296

			23,581	66,548	562

Others	SK Innovation Co., Ltd.		14,630	16,757	—
	SK Energy Co., Ltd.		3,822	264	—
	SK Geo Centric Co., Ltd.		847	187	—
	SK Networks Co., Ltd.(*4)		5,096	1,011,217	—
	SK Networks Service Co., Ltd.		5,300	67,713	4,352
	SK Ecoplant Co., Ltd.		2,993	—	—
	SK hynix Inc.		50,127	256	—
	SK Shieldus Co., Ltd.		61,040	147,587	18,863
	Content Wavve Corp.		13,432	83,164	—
	Eleven Street Co., Ltd.		69,448	31,277	—
	SK Planet Co., Ltd.		15,580	84,536	14,656
	SK RENT A CAR Co., Ltd.(*5)		8,336	14,462	169
	SK Magic Co., Ltd.		1,522	796	—
	Tmap Mobility Co., Ltd.		24,291	6,452	—
	Onestore Co., Ltd.		14,588	1,604	—
	Dreamus Company		5,526	66,242	265
	UNA Engineering Inc.		88	55,902	50,497
	Happy Narae Co., Ltd.		1,317	15,760	108,074
	Others		47,355	75,040	25,236

			345,338	1,679,216	222,112

		₩	388,420	2,406,342	348,365

(*1)	Operating expenses and others include lease payments by the Group.
(*2)	Operating expenses and others include ₩232,466 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ₩7,718 million of dividends received which was deducted from the investment in associates.
(*4)	Operating expenses and others include costs for handset purchases amounting to ₩964,692 million.
(*5)	SK RENT A CAR Co., Ltd. was excluded from the related parties for the year ended December 31, 2024, and the transactions above occurred before the related party relationship terminated.

(3)	Transactions with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows, Continued:

(In millions of won)		2023
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	₩	21,438	633,265	120,926

Associates	F&U Credit information Co., Ltd.		3,876	49,398	552
	SK AMERICAS Inc. (Formerly, SK USA Inc.)		—	5,384	—
	Daehan Kanggun BcN Co., Ltd.		12,972	—	—
	Others(*3)		8,806	15,962	865

			25,654	70,744	1,417

Others	SK Innovation Co., Ltd.		33,571	18,977	—
	SK Energy Co., Ltd.		4,113	540	—
	SK Geo Centric Co., Ltd.		835	2	—
	SK Networks Co., Ltd.(*4)		5,876	970,662	1
	SK Networks Service Co., Ltd.		5,471	72,274	8,393
	SK Ecoplant Co., Ltd.		2,547	—	—
	SK hynix Inc.		58,725	178	—
	SK Shieldus Co., Ltd.		59,974	147,333	26,021
	Content Wavve Corp.		14,524	87,263	176
	Eleven Street Co., Ltd.		72,683	34,053	—
	SK Planet Co., Ltd.		18,308	88,250	16,338
	SK RENT A CAR Co., Ltd.		14,023	20,231	—
	SK Magic Co., Ltd.		1,632	1,142	—
	Tmap Mobility Co., Ltd.		24,862	10,003	—
	Onestore Co., Ltd.		16,265	166	—
	Dreamus Company		6,202	77,452	284
	UNA Engineering Inc.		172	50,263	52,733
	Happy Narae Co., Ltd.		1,472	35,461	92,375
	Others		52,039	21,884	13,292

			393,294	1,636,134	209,613

		₩	440,386	2,340,143	331,956

(*1)	Operating expenses and others include lease payments by the Group.
(*2)	Operating expenses and others include ₩218,019 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ₩8,806 million of dividends received which was deducted from the investment in associates.
(*4)	Operating expenses and others include costs for handset purchases amounting to ₩915,339 million.

(3)	Transactions with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows, Continued:

(In millions of won)		2022
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	₩	22,162	662,247	114,895

Associates	F&U Credit information Co., Ltd.		3,490	49,227	265
	HanaCard Co., Ltd.(*3)		8,932	1,820	22
	Daehan Kanggun BcN Co., Ltd.		20,290	—	—
	Others(*4)		13,795	5,608	80

			46,507	56,655	367

Others	SK Innovation Co., Ltd.		27,524	19,598	—
	SK Energy Co., Ltd.		4,585	710	—
	SK Geo Centric Co., Ltd.		925	1	—
	SK Networks Co., Ltd.(*5)		4,312	904,320	288
	SK Networks Service Co., Ltd.		6,110	71,432	7,891
	SK Ecoplant Co., Ltd.		3,330	112	—
	SK hynix Inc.		60,933	75	—
	SK Shieldus Co., Ltd.		39,455	147,731	35,854
	Content Wavve Corp.		6,797	108,760	229
	Eleven Street Co., Ltd.		71,972	31,589	—
	SK Planet Co., Ltd.		19,753	95,261	17,481
	SK RENT A CAR Co., Ltd.		14,992	15,891	—
	SK Magic Co., Ltd.		2,204	1,071	—
	Tmap Mobility Co., Ltd.		22,011	4,973	892
	Onestore Co., Ltd.		17,181	24	—
	Dreamus Company		7,235	85,193	649
	UNA Engineering Inc.		283	46,222	53,897
	Happy Narae Co., Ltd.		1,637	24,727	143,188
	Others		40,058	29,610	20,555

			351,297	1,587,300	280,924

		₩	419,966	2,306,202	396,186

(*1)	Operating expenses and others include lease payments paid by the Group.
(*2)	Operating expenses and others include ₩272,524 million of dividends declared to be paid by the Parent Company.
(*3)
HanaCard Co., Ltd. was excluded from the related parties due to the disposal of the Group’s shares in the entity for the year ended December 31, 2022, and the transactions above occurred before the disposal.

(*4)	Operating revenue and others include ₩13,700 million of dividends deducted from the investment in associates as a result of receipt by the Group.
(*5)	Operating expenses and others include costs for handset purchases amounting to ₩844,157 million.

(4)	Account balances with related parties as of December 31, 2024 and 2023 are as follows:

(In millions of won)		December 31, 2024
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	₩	—	1,668	76,471
Associates	F&U Credit information Co., Ltd.		—	54	4,610
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	Others		—	5,158	7,001

			22,147	5,212	11,611

Others	SK Innovation Co., Ltd.		—	6,531	28,326
	SK Networks Co., Ltd.		—	372	140,120
	Mintit Co., Ltd.		—	4	—
	SK hynix Inc.		—	12,680	206
	Happy Narae Co., Ltd.		—	52	17,833
	SK Shieldus Co., Ltd.		—	12,582	20,515
	Content Wavve Corp.		—	1,564	7
	Incross Co., Ltd.		—	1,946	20,353
	Eleven Street Co., Ltd.		—	16,637	4,750
	SK Planet Co., Ltd.		—	980	15,491
	UNA Engineering Inc.		—	—	25,498
	Others		—	12,703	27,981

			—	66,051	301,080

		₩	22,147	72,931	389,162

(*)	As of December 31, 2024, the Parent Company recognized loss allowance for the entire balance of loans to Daehan Kanggun BcN Co., Ltd.

(In millions of won)		December 31, 2023
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	₩	—	1,535	106,546
Associates	F&U Credit information Co., Ltd.		—	325	4,417
	Daehan Kanggun BcN Co., Ltd.(*1)		22,147	4,701	—
	Others		—	3,910	3,476

			22,147	8,936	7,893

Others	SK Innovation Co., Ltd.		—	8,697	28,646
	SK Networks Co., Ltd.		—	120	156,316
	Mintit Co., Ltd.		—	17,036	—
	SK hynix Inc.		—	8,022	2,251
	Happy Narae Co., Ltd.		—	101	5,686
	SK Shieldus Co., Ltd.		—	12,723	14,784
	Content Wavve Corp.		—	1,476	2
	Incross Co., Ltd.		—	2,239	943
	Eleven Street Co., Ltd.		—	6,138	6,103
	SK Planet Co., Ltd.		—	9,981	18,833
	SK RENT A CAR Co., Ltd.		—	866	33,365
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		—	1	10,764
	Others(*2)		—	15,082	30,184

			—	82,482	307,877

		₩	22,147	92,953	422,316

(*1)	As of December 31, 2023, the Parent Company recognized loss allowance for the entire balance of loans to Daehan Kanggun BcN Co., Ltd.
(*2)
During the year ended December 31, 2022, SK Telecom Innovation Fund, L.P., a subsidiary of the Parent Company, entered into a convertible loan agreement for USD 13,000,000 with id Quantique SA, classified as an other related party. SK Telecom Innovation Fund, L.P. acquired shares of id Quantique SA amounting to USD 26,731,250, including common shares converted from the entire balance of loan for the year ended December 31, 2023.

(5)
The Group has granted SK REIT Co., Ltd. the right of first offer regarding the disposal of specified real estates owned by the Group. Whereby, the negotiation period is within three to five years from June 30, 2021 when the agreement was signed, and the negotiation period of real estates on maturity was extended for three years as of June 30, 2024. In addition, the Group has been granted the right by SK REIT Co., Ltd. to lease the real estate in preference to a third party if SK REIT Co., Ltd. purchases the real estate from the Group.

(6)	Details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2024 are as presented in note 12.